Note 1 - Business (Details Textual)	Jan. 18, 2024	Jan. 13, 2024	Dec. 19, 2023	Jun. 01, 2023	Jan. 18, 2023	Jan. 13, 2023
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	20	0.0020	20	0.0030	0.0040	40